                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2000


Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.):      [  ] is a restatement.
                                                [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Undiscovered Managers, LLC
Address:          700 North Pearl Street
                  Dallas, TX  75201


Form 13F File Number:   028-
                            --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            President
Phone:            214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley            Dallas, TX                August 14, 2000
--------------------          ----------                ---------------
         [Signature]         [City, State]                   [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                             4

Form 13F Information Table Entry Total:                       85


Form 13F Information Table Value Total:                  $33,010
                                                        (thousands)


List of Other Included Managers:

No.      Name                                  13F File Number
---      ----                                  ---------------
1        Bay Isle Financial Corporation        028-05490
2        E.R. Taylor Investments, Inc.         028-02877
3        Unibank                               -
4        Waite & Associates                    028-00942

FORM 13F
March 31, 2000

                                                                                                              Voting Authority
                                Title                    Value     Shares/   Sh/ Put/   Invstmt   Other     ---------------------
Name of Issuer                 of class      CUSIP      (x$1000)   Prn Amt   Prn Call   Dscretn   Managers  Sole    Shared   None
--------------                 --------      -----      --------   -------   --- ----   -------   --------  ----    ------   ----
BP Amoco PLC                      ADR      055622104       37          700    SH         OTHER         2              700
Telesp Celular                  ADR PFD    87952L108       85        1,500    SH         OTHER         3            1,500
Xeikon NV                         ADR      984003103       70        3,900    SH         OTHER         3            3,900
Advanced Micro Devices Inc.       COM      007903107       17          300    SH         OTHER         2              300
Alcoa Inc.                        COM      013817101       91        1,300    SH         OTHER         4            1,300
Alexandria Real Estate Eq.        COM      015271109      654       21,800    SH         OTHER         1           21,800
AMB Property Corp.                COM      00163T109    1,187       55,200    SH         OTHER         1           55,200
American Express Co.              COM      025816109       30          200    SH         OTHER         2              200
American General Corp.            COM      026351106      135        2,400    SH         OTHER         4            2,400
American Home Prods Corp.         COM      026609107      263        4,900    SH         OTHER       2,4            4,900
American Intl. Group Inc.         COM      026874107      227        2,075    SH         OTHER         4            2,075
American Power Conversion Corp.   COM      029066107       34          800    SH         OTHER         2              800
Archstone Cmntys. Tr.             COM      039581103    1,527       76,600    SH         OTHER         1           76,600
AT&T Corp.                        COM      001957109      113        2,000    SH         OTHER         4            2,000
Avalonbay Cmntys Inc.             COM      053484101    1,839       50,200    SH         OTHER         1           50,200
Avery Dennison Corp.              COM      053611109      134        2,200    SH         OTHER         4            2,200
Avon Prods. Inc.                  COM      054303102       23          800    SH         OTHER         2              800
Bank of America Corporation       COM      060505104      178        3,400    SH         OTHER         4            3,400
Bank of New York Inc.             COM      064057102      237        5,700    SH         OTHER         4            5,700
Bell Atlantic Corp                COM      077853109      208        3,400    SH         OTHER         4            3,400
Boeing Co.                        COM      097023105       19          500    SH         OTHER         2              500
Boston Properties Inc.            COM      101121101      649       20,400    SH         OTHER         1           20,400
Carramerica Rlty. Corp.           COM      144418100      868       41,100    SH         OTHER         1           41,100
Caterpillar Inc.                  COM      149123101       67        1,700    SH         OTHER         4            1,700
Chase Manhattan Corp.             COM      16161A108       22          250    SH         OTHER         2              250
Chelsea GCA Realty Inc.           COM      163262108    1,157       39,900    SH         OTHER         1           39,900
Citigroup Inc.                    COM      172967101       30          500    SH         OTHER         2              500
Compuware Corp.                   COM      205638109       13          600    SH         OTHER         2              600
Costco Whsl. Corp.                COM      22160K105      263        5,000    SH         OTHER         4            5,000
Cousins Pptys. Inc.               COM      222795106      821       22,300    SH         OTHER         1           22,300
CVS Corp.                         COM      126650100       11          300    SH         OTHER         2              300
Delphi Automotive Sys. Corp.      COM      247126105       25        1,537    SH         OTHER         4            1,537
Delta Air Lines Inc.              COM      247361108       53        1,000    SH         OTHER         4            1,000
Equity Office Properties          COM      294741103      761       30,300    SH         OTHER         1           30,300
Equity Residential Pptys          COM      29476L107      277        6,900    SH         OTHER         1            6,900
Exxon Mobil Corp.                 COM      30231G102      215        2,768    SH         OTHER         4            2,768
Federal Home Ln Mtg Corp.         COM      313400301       27          600    SH         OTHER         2              600
Federal Natl. Mtg. Assn.          COM      313586109      181        3,200    SH         OTHER         4            3,200
Fleet Boston Finl Corp.           COM      339030108       33          900    SH         OTHER         2              900
Ford Motor Co.                    COM      345370100       38          800    SH         OTHER         2              800
Franchise Fin. Corp. Amer.        COM      351807102    1,083       46,600    SH         OTHER         1           46,600
General Electric Co.              COM      369604103      217        1,400    SH         OTHER         4            1,400
General Mtrs. Corp.               COM      370442105      182        2,200    SH         OTHER         4            2,200

                                                                                                              Voting Authority
                                Title                    Value     Shares/   Sh/ Put/   Invstmt   Other     ---------------------
Name of Issuer                 of class      CUSIP      (x$1000)   Prn Amt   Prn Call   Dscretn   Managers  Sole    Shared   None
--------------                 --------      -----      --------   -------   --- ----   -------   --------  ----    ------   ----
Georgia Pacific Corp.             COM      373298108       71        1,800    SH         OTHER         4            1,800
Hershey Foods Corp.               COM      427866108       73        1,500    SH         OTHER         4            1,500
Home Properties of NY, Inc.       COM      437306103      974       36,400    SH         OTHER         1           36,400
Honeywell Inc.                    COM      438516106       26          500    SH         OTHER         2              500
Illinois Tool Works Inc.          COM      452308109       61        1,100    SH         OTHER         4            1,100
IMS Health Inc.                   COM      449934108       19        1,100    SH         OTHER         2            1,100
Ingersoll Rand Co.                COM      456866102      119        2,700    SH         OTHER         4            2,700
Intel Corp.                       COM      458140100      356        2,700    SH         OTHER         4            2,700
Intl. Business Machines Corp.     COM      459200101       25          210    SH         OTHER         2              210
Kilroy Realty Corp.               COM      49427F108      945       44,900    SH         OTHER         1           44,900
Kimberly Clark Corp.              COM      494368103      174        3,100    SH         OTHER         4            3,100
Kimco Realty Corp.                COM      49446R109      619       16,500    SH         OTHER         1           16,500
Kroger Co.                        COM      501044101       23        1,300    SH         OTHER         2            1,300
LaSalle Hotel Pptys               COM      517942108      280       22,400    SH         OTHER         1           22,400
Manufactured Home Cmnty           COM      564682102    1,353       58,500    SH         OTHER         1           58,500
May Dept. Stores Co.              COM      577778103      165        5,800    SH         OTHER         4            5,800
MCI Worldcom Inc.                 COM      55268B106        7          150    SH         OTHER         2              150
MGIC Investment Corp.             COM      552848103       22          500    SH         OTHER         2              500
Paine Webber Group Inc.           COM      695629105       22          500    SH         OTHER         2              500
Post Properties Inc.              COM      737464107      996       24,700    SH         OTHER         1           24,700
Prentiss Properties Trust         COM      740706106    1,330       59,600    SH         OTHER         1           59,600
Prologis Trust                    COM      743410102    1,840       95,600    SH         OTHER         1           95,600
PS Business Parks Inc.            COM      69360J107      473       23,200    SH         OTHER         1           23,200
Rohm & Haas Co.                   COM      775371107       27          600    SH         OTHER         2              600
Safeway Inc.                      COM      786514208       81        1,800    SH         OTHER         4            1,800
Seagate Technology Inc.           COM      811804103       12          200    SH         OTHER         2              200
Sears Roebuck & Co.               COM      812387108       23          750    SH         OTHER         2              750
Smith Charles Residential         COM      832197107      683       18,900    SH         OTHER         1           18,900
Spieker Properties                COM      848497103    1,308       29,400    SH         OTHER         1           29,400
Storage USA                       COM      861907103    1,427       46,600    SH         OTHER         1           46,600
Sun Communities Inc.              COM      866674104      479       16,600    SH         OTHER         1           16,600
Sun Microsystems Inc.             COM      866810104       47          500    SH         OTHER         2              500
Target Corp.                      COM      87612E106      232        3,100    SH         OTHER         4            3,100
Taubman Centers Inc.              COM      876664103      979       88,000    SH         OTHER         1           88,000
Tellabs                           COM      879664100       19          300    SH         OTHER         2              300
Textron Inc.                      COM      883203101       24          400    SH         OTHER         2              400
The Macerich Company              COM      554382101      961       46,600    SH         OTHER         1           46,600
Urban Shopping Centers, Inc.      COM      917060105    1,023       35,200    SH         OTHER         1           35,200
Vornado Realty Trust              COM      929042109    1,276       38,100    SH         OTHER         1           38,100
Wells Fargo Co.                   COM      949746101      119        2,900    SH         OTHER         4            2,900
Whirlpool Corp.                   COM      963320106      109        1,850    SH         OTHER       2,4            1,850
Xerox Corp.                       COM      984121103      107        4,100    SH         OTHER         4            4,100


REPORT SUMMARY                     85 Data Records     33,010                 4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED